ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax1 [Roll Forward]
Accumulated other comprehensive income, beginning balance	$ 641	$ 221
Other comprehensive gain before hedging activities	(240)	457
Other comprehensive (loss) gain resulting from hedging activities	6	(37)
Accumulated other comprehensive income, ending balance	407	641
Reclassification adjustments on change in value of forward elements of forward contracts, before tax	4	17
Currency Translation Reserve
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax1 [Roll Forward]
Accumulated other comprehensive income, beginning balance	620	211
Other comprehensive gain before hedging activities	(272)	436
Other comprehensive (loss) gain resulting from hedging activities	14	(27)
Accumulated other comprehensive income, ending balance	362	620
Cash Flow Hedge Reserve
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax1 [Roll Forward]
Accumulated other comprehensive income, beginning balance	8	18
Other comprehensive gain before hedging activities	0	0
Other comprehensive (loss) gain resulting from hedging activities	(8)	(10)
Accumulated other comprehensive income, ending balance	0	8
Pension and other Post-Retirement Benefit Plan Adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax1 [Roll Forward]
Accumulated other comprehensive income, beginning balance	13	(8)
Other comprehensive gain before hedging activities	32	21
Other comprehensive (loss) gain resulting from hedging activities	0	0
Accumulated other comprehensive income, ending balance	$ 45	$ 13